SUNCOAST SELECT GROWTH ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Communication Services - 16.4%
Interactive Media & Services - 16.4%
Alphabet, Inc. - Class A	24,626	$6,924,585
Meta Platforms, Inc. - Class A	2,982	1,933,380
Total Communication Services		8,857,965

Consumer Discretionary - 6.3%
Hotels, Resorts & Cruise Lines - 6.3%
Booking Holdings, Inc.	675	3,427,474

Financials - 12.3%
Multi-Sector Holdings - 2.5%
Berkshire Hathaway, Inc. - Class B (a)	2,783	1,328,994
		$–
Transaction & Payment Processing Services - 9.8%
Mastercard, Inc. - Class A	3,977	2,195,264
Visa, Inc. - Class A	9,151	3,118,112
		5,313,376
Total Financials		6,642,370

Health Care - 12.5%
Health Care Distributors - 4.9%
McKesson Corp.	3,298	2,675,799
		$–
Health Care Equipment - 4.1%
Stryker Corp.	6,166	2,196,576

Pharmaceuticals - 3.5%
Eli Lilly & Co.	2,186	1,886,212
Total Health Care		6,758,587

Industrials - 9.8%
Electrical Components & Equipment - 1.8%
Eaton Corp. PLC	2,584	985,951

Human Resource & Employment Services - 2.5%
Automatic Data Processing, Inc.	5,171	1,346,011
		$–
Passenger Ground Transportation - 1.9%
Uber Technologies, Inc. (a)	10,903	1,052,140

Trading Companies & Distributors - 3.6%
WW Grainger, Inc.	1,987	1,945,273
Total Industrials		5,329,375

SUNCOAST SELECT GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 96.5% (CONTINUED)	Shares	Value
Information Technology - 39.2%(b)
Application Software - 11.5%
Adobe, Inc. (a)	4,176	$1,421,135
Intuit, Inc.	4,004	2,672,870
Salesforce, Inc.	8,156	2,123,904
		6,217,909
Electronic Components - 1.8%
Amphenol Corp. - Class A	6,802	947,790
		$–
Semiconductors - 12.6%
Broadcom, Inc.	2,945	1,088,560
NVIDIA Corp.	28,418	5,754,361
		6,842,921
Systems Software - 9.0%
Microsoft Corp.	9,449	4,892,787

Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	8,554	2,312,745
Total Information Technology		21,214,152
TOTAL COMMON STOCKS (Cost $49,806,393)		52,229,923

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.3%
First American Government Obligations Fund - Class X, 4.03% (c)	2,897,367	2,897,367
TOTAL MONEY MARKET FUNDS (Cost $2,897,367)		2,897,367

TOTAL INVESTMENTS - 101.8% (Cost $52,703,760)		$55,127,290
Liabilities in Excess of Other Assets - (1.8)%		(966,467)
TOTAL NET ASSETS - 100.0%	0.0%	$54,160,823

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SUNCOAST SELECT GROWTH ETF

Summary of Fair Value Disclosures as of October 31, 2025 (Unaudited)

Suncoast Select Growth ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$52,229,923	$—	$—	$52,229,923
Money Market Funds	2,897,367	—	—	2,897,367
Total Investments	$55,127,290	$—	$—	$55,127,290

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended October 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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